Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Defined Benefit Plan, Type [Extensible Enumeration]		Benefit Plans	Benefit Plans	Benefit Plans
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Interest Income, Operating, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Revenues		$ 10,567,300	$ 14,770,300	$ 11,168,000
Revenue, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Premiums assumed from other companies		$ 517,000	$ 503,500	$ 494,300
Reinsurance recoverable and deposit receivable		24,427,900	21,445,000
Benefits, claims and settlement expenses, ceded		1,649,500	1,468,700	571,000
Amounts payable to affiliate		45,200	39,400
Benefits, claims and settlement expenses		7,226,200	5,882,700	6,617,500
Net investment income		3,285,500	2,852,400	3,633,700
Net realized capital losses on funds withheld assets	[1]	(161,800)	(749,400)
Affiliated Entities | Related party transactions resulting in expense reimbursements
Related Party Transactions
Expenses reimbursed		524,600	606,000	647,200
PFG | Benefit Plans | Nonqualified benefit plans | Deferred Compensation Plans
Related Party Transactions
Expenses to related parties under benefit plan		1,800	2,300	2,100
PFG | Benefit Plans | Deferred Compensation Plan | Qualified benefit plans
Related Party Transactions
Expenses to related parties under benefit plan		44,200	41,300	36,500
PFG | Benefit Plans | Pension benefits
Related Party Transactions
Expenses to related parties under benefit plan		38,800	55,400	58,600
PFS | Cash Advance Agreement
Related Party Transactions
Amounts receivable from subsidiary		71,500	86,000
Interest income		10,100	4,200	100
PFS | Cash Advance Agreement | Maximum
Related Party Transactions
Aggregate principal amount for advanced cash		1,000,000
PFS | Notes Receivable | Notes Receivable
Related Party Transactions
Interest income		4,600	5,900	7,200
PFS | Notes Receivable | Notes Receivable | Note Receivable 2.87% interest rate
Related Party Transactions
Aggregate principal amount for advanced cash		$ 156,000
Term of credit facility		10 years
Interest rate (as a percent)		2.87%
PFS | Notes Receivable | Notes Receivable | Note receivable 2.885% interest rate
Related Party Transactions
Aggregate principal amount for advanced cash		$ 300,000
Term of credit facility		10 years
Interest rate (as a percent)		2.885%
PLIC | PFS | Cash Advance Agreement | Maximum
Related Party Transactions
Aggregate principal amount for advanced cash		$ 1,000,000
Principal National Life Insurance Company | Reinsurance
Related Party Transactions
Expenses to related parties		1,076,200	970,900	995,500
Assumed reinsurance liability		5,919,900	5,158,500
Premiums assumed from other companies		938,100	890,200	862,900
Principal Securities, Inc. | Distribution of Affiliated Products
Related Party Transactions
Commission expense		95,900	81,500	95,700
PGI LLC | Asset Management Services Agreement
Related Party Transactions
Expenses to related parties under benefit plan		108,100	109,300	114,900
Principal Securities, Inc. and Principal Global Investors, LLC ("PGI LLC") | Distribution of Affiliated Products
Related Party Transactions
Revenues		407,100	412,600	471,200
Coinsurance funds withheld reinsurance contract | Affiliated Entities | P F S bermuda
Related Party Transactions
Amounts receivable from subsidiary		1,700	0
Reinsurance recoverable and deposit receivable		3,813,100	0
Benefits, claims and settlement expenses, ceded		53,400	0	0
Amounts payable to affiliate		26,200	0
Benefits, claims and settlement expenses		76,400	0	0
Net investment income		56,100	0	0
Net realized capital losses on funds withheld assets		1,100	(0)	(0)
Ceding commissions and expense allowances that reduced operating expenses		$ 31,200	$ 0	$ 0

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.